Significant accounting judgments and estimates (Narrative) (Details) $ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Jan. 11, 2021 USD ($)	Jan. 11, 2021 CAD ($)	Jan. 29, 2021 USD ($)	Jan. 29, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Gross proceeds from issue					$ 14,276
Operating cash flows					(18,921)	$ 14,143
Relief Canyon [Member]
Statement Line Items [Line Items]
Operating cash flows					$ 138,200
Bought Deal Public Offering [Member]
Statement Line Items [Line Items]
Gross proceeds from issue	$ 26,700		$ 26,700
Bought Deal Public Offering [Member] | Canadian Dollar [Member]
Statement Line Items [Line Items]
Gross proceeds from issue		$ 33,940		$ 33,940